United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

_Federated Total Return Series, Inc._

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 34.2%
		Basic Industry — Chemicals – 0.5%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,451,708
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	10,900,787
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,134,276
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,048,150
500,000		Du Pont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 4.125%, 4/30/2010	502,911
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,652,031
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,998,712
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,181,113
3,060,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,087,120
		TOTAL	29,956,808
		Basic Industry — Metals & Mining – 1.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	684,271
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,387,833
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	852,866
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,909,128
7,500,000		ArcelorMittal USA, Inc., Company Guarantee, 9.75%, 4/1/2014	7,795,313
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,200,908
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,731,416
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,452,457
14,320,000		Barrick Gold Corp., 6.95%, 4/1/2019	16,445,730
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,422,899
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	445,703
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,144,781
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,362,593
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,205,263
9,180,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	10,081,163
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,712,648
8,000,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,384,808
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,736,575
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,318,396
		TOTAL	88,274,751
		Basic Industry — Paper – 0.3%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	577,844
5,450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	6,183,633
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	950,950
342,000		Westvaco Corp., 7.65%, 3/15/2027	340,179
2,550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,511,568
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,799,960
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,155,399
		TOTAL	18,519,533
		Capital Goods — Aerospace & Defense – 0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	476,400
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	641,301
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,245,028
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,249,397

Principal Amount or Shares			Value
$4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,907,481
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,003,500
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,095,625
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,735,709
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,382,370
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,068,760
		TOTAL	22,805,571
		Capital Goods — Building Materials – 0.1%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,846,546
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,519,627
		TOTAL	3,366,173
		Capital Goods — Construction Machinery – 0.2%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	404,154
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,855,577
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	66,300
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	556,190
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,717,341
		TOTAL	9,599,562
		Capital Goods — Diversified Manufacturing – 0.9%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,808,338
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,197,016
2,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	2,058,529
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,688,978
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,555,315
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	650,393
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	4,262,345
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,315,582
3,920,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,032,639
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,986,862
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,838,251
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	6,897,674
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,817,125
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,392,300
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,762,749
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,990,069
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	6,963,072
		TOTAL	55,217,237
		Capital Goods — Environmental – 0.1%
6,360,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	6,589,731
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,754,964
		TOTAL	8,344,695
		Capital Goods — Packaging – 0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	1,000,804
		Communications — Media & Cable – 0.7%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	212,201
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,417,514
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,240,207
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,837,006
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	7,097,253

Principal Amount or Shares			Value
$1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,326,167
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	5,937,597
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,039,189
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,445,976
		TOTAL	40,553,110
		Communications — Media Noncable – 0.2%
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	277,361
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	7,101,792
1,760,000	[1,2]	News America, Inc., 5.65%, 8/15/2020	1,878,338
1,000,000	[1,2]	News America, Inc., 6.90%, 8/15/2039	1,105,393
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,571,460
		TOTAL	12,934,344
		Communications — Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,563,579
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,767,205
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,439,868
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	494,449
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,090,881
		TOTAL	30,355,982
		Communications — Telecom Wirelines – 1.9%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,002,225
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,085,456
6,050,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	6,229,128
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,694,532
2,470,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,621,091
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,678,414
2,500,000		SBC Communications, Inc., 5.10%, 9/15/2014	2,729,328
4,195,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	4,276,229
20,215,000		Telefonica Europe BV, Company Guarantee, 7.75%, 9/15/2010	20,961,001
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,456,829
16,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	18,293,357
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,630,920
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,090,962
		TOTAL	113,749,472
		Consumer Cyclical — Automotive – 0.9%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,847,361
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	5,743,815
15,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	17,120,275
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	2,969,350
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,028,711
126,000		GMAC, LLC, Series 144A, 6.00%, 4/1/2011	126,157
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,355,045
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	9,512,358
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,344,114
		TOTAL	52,047,186
		Consumer Cyclical — Entertainment – 0.8%
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,229,818
17,900,000		Time Warner, Inc., 5.50%, 11/15/2011	19,066,116
16,700,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	18,458,325

Principal Amount or Shares			Value
$6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,802,969
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,044,979
		TOTAL	50,602,207
		Consumer Cyclical — Lodging – 0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	825,079
		Consumer Cyclical — Retailers – 0.6%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,150,964
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,373,486
660,743	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	630,230
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	532,132
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,282,563
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,499,622
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	1,017,841
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,494,800
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	230,883
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,172,414
10,000,000		Wal-Mart Stores, Inc., 6.20%, 4/15/2038	10,912,499
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,121,328
		TOTAL	33,418,762
		Consumer Cyclical — Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,300,302
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	219,176
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,082,653
		TOTAL	6,602,131
		Consumer Cyclical — Textile – 0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	62,784
		Consumer Non-Cyclical — Food/Beverage – 1.5%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,599,777
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,675,188
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,575,571
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,609,386
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	114,236
3,500,000	[1,2]	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	3,515,668
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,882,847
2,630,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	2,650,559
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,697,120
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,162,994
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,058,504
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,496,193
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,982,658
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	517,390
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,252,460
120,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	121,283
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,735,150
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	7,547,861
2,225,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,412,992
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,737,152
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,334,407
1,660,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	1,640,850

Principal Amount or Shares			Value
$150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	181,866
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	259,405
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,732,349
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,120,071
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,466,294
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,883,398
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,020,458
		TOTAL	87,984,087
		Consumer Non-Cyclical — Health Care – 0.7%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,120,258
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,868,424
8,500,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	8,897,044
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,351,049
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,295,884
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,101,902
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,530,101
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	898,141
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,591,013
8,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	10,028,703
5,380,000	[1,2]	Thermo Fisher Scientific, Inc. , Sr. Note, Series 144A, 2.15%, 12/28/2012	5,388,832
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,751,834
		TOTAL	43,823,185
		Consumer Non-Cyclical — Pharmaceuticals – 0.6%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,730,024
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,113,869
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,285,875
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,277,233
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	458,907
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,046,616
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,188,529
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,097,110
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	736,999
		TOTAL	37,935,162
		Consumer Non-Cyclical — Products – 0.3%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,351,789
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,059,910
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,044,071
445,000		Snap-On, Inc., 6.25%, 8/15/2011	473,923
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,288,846
8,080,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	8,963,128
		TOTAL	17,181,667
		Consumer Non-Cyclical — Supermarkets – 0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,647,745
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,385,097
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	5,748,176
		TOTAL	13,781,018
		Consumer Non-Cyclical — Tobacco – 0.4%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	9,560,985
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,600,686

Principal Amount or Shares			Value
$5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,768,520
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,603,125
		TOTAL	25,533,316
		Energy — Independent – 1.2%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,172,776
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,263,892
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,916,458
350,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	375,808
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,685,185
11,743,000		Devon Financing Corp., 6.875%, 9/30/2011	12,731,960
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,995,734
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,806,769
14,700,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	14,965,290
5,965,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	6,085,476
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	10,732,961
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	719,633
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,021,112
		TOTAL	71,473,054
		Energy — Integrated – 0.3%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	139,942
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	10,448,391
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,195,801
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,839,764
583,450	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	603,115
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	386,183
		TOTAL	20,613,196
		Energy — Oil Field Services – 0.1%
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,194,477
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,156,858
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,138,691
		TOTAL	7,490,026
		Energy — Refining – 0.4%
9,980,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	10,519,289
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,177,952
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,286,008
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	926,257
		TOTAL	20,909,506
		Financial Institution — Banking – 6.3%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,145,690
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,937,061
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,731,903
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,022,529
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,607,451
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,314,692
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,288,075
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,132,096
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,062,500
1,050,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,076,829
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,059,907

Principal Amount or Shares			Value
$16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,783,689
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,431,724
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,982,400
285,000		Capital One Capital V, 10.25%, 8/15/2039	323,161
850,000		Capital One Capital VI, 8.875%, 5/15/2040	905,408
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,995,503
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,555,396
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,006,222
9,000,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	9,806,697
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,483,465
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,153,464
15,515,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	16,791,040
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,465,162
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,603,811
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,095,808
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,356,396
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,022,500
6,694,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	7,219,210
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,595,200
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,499,583
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,087,653
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,353,531
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,614,789
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	9,867,357
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,470,892
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,053,780
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,063,081
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,389,743
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,073,272
3,150,000		JPMorgan Chase & Co., 5.75%, 1/2/2013	3,425,368
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,796,965
13,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,428,806
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,760,925
2,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,107,824
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	4,030,741
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,982,253
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,918
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,702,262
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	202,620
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	983,021
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	680,215
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,083,973
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	266,116
1,600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	1,612,711
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,123,719
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,409,415
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,157,996
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,153,565
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,979,201

Principal Amount or Shares			Value
$4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,887,388
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	806,546
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,208,410
5,020,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 3.70%, 11/13/2014	5,079,984
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,140,457
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,076,855
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,123,288
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,100,364
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,313,572
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,187,752
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,255,907
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,323,555
1,417,950	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	767,069
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,918
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,689,719
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	792,415
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,591,128
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,360,960
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,998,651
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,041,286
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,403,931
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	13,332,777
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,288,237
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,610,639
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,540,932
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,654,847
		TOTAL	371,064,871
		Financial Institution — Brokerage – 1.0%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	5,705,086
3,000,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	3,073,141
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,029,210
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,230,293
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	2,949,280
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,618,408
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	6,593,218
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	751,650
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,777,058
6,540,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	7,268,539
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	552,230
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	402,500
980,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	980,654
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,800,641
440,000		Nuveen Investments, 5.00%, 9/15/2010	440,550
440,000		Nuveen Investments, 5.50%, 9/15/2015	319,000
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	8,600,184
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,377,432
		TOTAL	58,469,074
		Financial Institution — Finance Noncaptive – 2.0%
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	6,759,981

Principal Amount or Shares			Value
$6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,035,873
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,655,570
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,063,355
500,000		American General Finance Corp., 4.00%, 3/15/2011	474,904
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,991,250
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,689,667
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,193,932
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	5,619,298
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,919,677
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	14,634,315
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,825,935
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	3,346,688
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,051,746
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,036,807
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,148,931
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,015,596
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,301,104
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	197,391
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,003,959
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,210,000
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,814,601
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,048,051
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	52,397
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	530,000
5,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	5,254,495
1,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	1,475,819
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,010,000
1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,787,812
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,377,691
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	760,121
		TOTAL	121,286,966
		Financial Institution — Insurance — Health – 0.4%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,729,618
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,571,457
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	5,187,582
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,841,277
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,827,234
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	4,914,534
		TOTAL	21,071,702
		Financial Institution — Insurance — Life – 1.5%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	822,965
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,285,452
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,157,642
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,237,391
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	20,182,875
9,850,000	[1,2]	Met Life Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,390,720
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,643,930
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,715,294
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,312,310

Principal Amount or Shares			Value
$5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,356,041
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,488,981
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,810,571
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,731,357
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,098,870
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	494,035
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,571,366
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	11,783,298
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,030,726
		TOTAL	88,113,824
		Financial Institution — Insurance — P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,103,662
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,702,761
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,828,167
1,000,000		Assured Guaranty US Hldg, 7.00%, 6/1/2034	765,210
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	5,799,088
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,520,708
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	3,943,499
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,927,084
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,006,389
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	829,953
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,807,360
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,933,169
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,820,697
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,656,291
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,207,625
		TOTAL	47,851,663
		Financial Institution — REITs – 1.0%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,128,613
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,006,227
2,655,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,809,516
4,950,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,147,526
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	813,708
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	10,804,094
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,029,201
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,180,591
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,117,768
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,326,084
14,500,000		Simon Property Group LP, 6.125%, 5/30/2018	15,199,134
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,786,724
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,414,047
		TOTAL	58,763,233
		Foreign — Local — Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	967,342
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	603,031
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,201,683
		TOTAL	1,804,714

Principal Amount or Shares			Value
		Sovereign – 0.2%
$1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,488,577
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,573,740
3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	3,819,000
		TOTAL	9,881,317
		Technology – 1.7%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,694,545
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,239,363
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,654,289
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	20,834,080
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,291,052
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,073,436
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,091,813
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,528,664
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,904,489
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,146,118
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,785,851
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,186,680
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	546,735
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	158,478
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,104,366
3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,666,138
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,140,025
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,239,593
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,109,756
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	551,944
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,744,561
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,089,590
		TOTAL	100,781,566
		Transportation — Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,477,099
		Transportation — Railroads – 0.3%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,996,098
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,252,863
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,013,778
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	311,225
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,220,694
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,656,886
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,435,089
		TOTAL	17,886,633
		Transportation — Services – 0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,221,041
759,000		Ryder System, Inc., Unsecd. Note, Series MTN, 4.625%, 4/1/2010	761,412
		TOTAL	2,982,453
		Utility — Electric – 2.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,516,536
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,156,371
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	829,573
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,818,638
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,298,595

Principal Amount or Shares			Value
$690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	767,792
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,056,656
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,777,578
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,038,338
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,390,248
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,292,044
9,675,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	9,376,245
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,906,156
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	277,852
1,250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	1,253,091
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,666,200
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,273,025
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.05%, 8/15/2021	6,719,701
3,370,000		FirstEnergy Solutions Corp., Series 144A, 4.80%, 2/15/2015	3,513,744
2,134,733	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,380,412
2,340,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	2,746,368
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,915,818
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,033,686
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,129,204
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,962,909
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,492,096
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	915,235
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	938,179
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,204,539
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	908,103
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	745,155
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,209,156
2,290,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,583,732
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	531,999
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,988,551
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,324,429
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	8,042,762
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,510,882
		TOTAL	126,491,598
		Utility — Natural Gas Distributor – 0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	15,921,298
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,144,363
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,610,472
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,156,640
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,995,045
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,894,767
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,316,507
		TOTAL	31,039,092
		Utility — Natural Gas Pipelines – 0.8%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	678,072
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,313,679
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,097,616
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,170,852
5,820,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	7,092,130

Principal Amount or Shares			Value
$5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,151,282
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,573,428
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,813,237
12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,743,570
5,760,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	5,853,323
		TOTAL	47,487,189
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,921,697,709)	2,036,380,744
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
24,689		FNMA ARM 681769, 2.428%, 1/01/2033	25,405
		Government National Mortgage Association – 0.0%
1,591		GNMA2 ARM 8717, 3.125%, 10/20/2025	1,641
2,893		GNMA2 ARM 80201, 30 Year, 4.375%, 5/20/2028	3,025
		TOTAL	4,666
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $30,107)	30,071
		Asset-Backed Securities – 0.6%
		Commercial Mortgage – 0.6%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	9,181,133
28,680,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	26,794,680
		TOTAL	35,975,813
		Financial Institution — Finance Noncaptive – 0.0%
350,498		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	249,529
		Home Equity Loan – 0.0%
11,087	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	9,202
		Utility — Electric – 0.0%
1,000,000		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	1,030,366
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $36,728,973)	37,264,910
		Certificate of Deposit – 0.0%
		Financial Institution — Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $87,221)	90,632
		GOVERNMENT AGENCIES – 5.6%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,510,586
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	678,156
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,079,261
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,098,627
1,000,000		Federal Farm Credit System, Bond, 5.61%, 4/6/2020	1,005,807
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,042,305
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,571,142
80,000,000	[6]	Federal Home Loan Bank System, 3.375%, 8/13/2010	81,150,664
45,000,000	[6]	Federal Home Loan Bank System, 3.625%, 10/18/2013	47,742,975
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,298,418
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,098,419
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,163,161
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,168,868
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,210,769
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,064,691

Principal Amount or Shares			Value
$140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	142,236
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	487,279
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,043,548
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	43,459,872
55,000,000	[6]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	56,299,617
2,000,000	[6]	Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	1,993,496
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	436,756
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 5/12/2020	1,514,670
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.40%, 9/12/2013	2,004,607
15,000,000	[6]	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,403,738
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,798,616
2,500,000		Federal National Mortgage Association, 5.40%, 3/9/2017	2,504,783
500,000		Federal National Mortgage Association, 5.50%, 5/3/2017	504,620
5,780,000	[6]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,068,202
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,049,045
2,000,000		Federal National Mortgage Association, Unsecd. Note, 4.15%, 4/1/2015	2,006,691
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,131,051
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $315,779,319)	330,732,676
		Governments/Agencies – 0.4%
		Sovereign – 0.4%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	18,450,075
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,972,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,694,691)	22,422,575
		U.S. Treasury – 13.2%
		U.S. Treasury Bonds – 0.3%
9,000,000	[6]	United States Treasury Bond, 4.25%, 5/15/2039	8,563,359
9,450,000		United States Treasury Bond, 4.625%, 2/15/2040	9,560,743
		TOTAL	18,124,102
		U.S. Treasury Notes – 12.9%
175,000,000	[6]	United States Treasury Note, 1.00%, 9/30/2011	176,130,745
50,000,000	[6]	United States Treasury Note, 2.25%, 5/31/2014	50,583,985
75,000,000		United States Treasury Note, 2.375%, 2/28/2015	75,246,095
40,000,000	[6]	United States Treasury Note, 2.375%, 3/31/2016	39,131,248
38,000,000		United States Treasury Note, 2.625%, 12/31/2014	38,691,718
125,000,000	[6]	United States Treasury Note, 2.625%, 6/30/2014	128,208,012
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,045,579
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	8,703,633
14,800,000		United States Treasury Note, 3.25%, 5/31/2016	15,174,625
204,500,000		United States Treasury Note, 3.375%, 11/15/2019	200,625,686
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,066,798
25,000,000	[6]	United States Treasury Note, 3.625%, 2/15/2020	25,025,390
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,087,617
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,095,313
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,086,474
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,062,316
200,000		United States Treasury Note, 5.00%, 8/15/2011	213,243

Principal Amount or Shares		Value
$1,000,000	United States Treasury Note, 5.125%, 6/30/2011	1,062,289
	TOTAL	765,240,766
	TOTAL U.S. TREASURY (IDENTIFIED COST $774,575,814)	783,364,868
	Mortgage-Backed Securities – 0.0%
	Federal Home Loan Mortgage Corporation – 0.0%
273,568	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	296,216
97,948	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	105,976
25,112	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	26,073
	TOTAL	428,265
	Federal National Mortgage Association – 0.0%
175,520	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	185,390
150,809	Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	152,626
129,373	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	139,145
7,871	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	8,309
464,548	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	496,040
	TOTAL	981,510
	Government National Mortgage Association – 0.0%
31,089	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	34,271
1,720	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,906
4,132	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,552
1,415	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,559
3,037	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,353
340	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	377
180,291	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	198,093
6,538	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	7,199
8,006	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	8,796
1,263	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,389
353,354	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	363,352
81,197	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	89,454
	TOTAL	714,301
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,989,720)	2,124,076
	Collateralized Mortgage Obligations – 3.6%
	Commercial Mortgage – 3.6%
18,800,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	19,283,207
9,611,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	8,713,436
5,000,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.744%, 2/10/2051	4,664,115
10,800,000	CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,904,761
20,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	20,144,304
22,260,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	21,200,553
15,950,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,148,980
13,000,000	JPMorgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	11,383,749
29,602,000	LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	26,475,093
16,000,000	LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.148%, 4/15/2041	16,182,093
3,000,000	Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,086,630
10,332,000	Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	9,562,737
6,700,000	Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	5,108,486
10,000,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	8,627,594
7,025,000	Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	6,994,866

Principal Amount or Shares			Value
$22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/13/2042	23,552,619
		TOTAL	212,033,223
		Federal National Mortgage Association – 0.0%
18,444		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	20,978
8,394		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	9,275
		TOTAL	30,253
		Government National Mortgage Association – 0.0%
268,927		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	278,850
		Non-Agency Mortgage – 0.0%
8,247	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.012%, 1/28/2027	6,597
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $215,661,455)	212,348,923
		MUNICIPAL – 0.2%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,065,833)	10,112,174
		PREFERRED STOCK – 0.0%
		Finance — Commercial – 0.0%
26	[1,2]	GMAC, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $7,913)	18,404
		MUTUAL FUNDS – 53.0%;7
6,803,693		Emerging Markets Fixed Income Core Fund	164,634,941
134,830,113		Federated Mortgage Core Portfolio	1,364,480,740
7,055,201		Federated Project and Trade Finance Core Fund	70,058,145
81,623,381		High Yield Bond Portfolio	510,962,366
1,041,753,294	[8,9]	Prime Value Obligations Fund, Institutional Shares, 0.14%	1,041,753,294
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,060,320,697)	3,151,889,486
		TOTAL INVESTMENTS — 110.8% (IDENTIFIED COST $6,356,639,452)[10]	6,586,779,539
		OTHER ASSETS AND LIABILITIES - NET — (10.8)%[11]	(640,703,860)
		TOTAL NET ASSETS — 100%	$5,946,075,679
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $239,629,263, which represented 4.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $239,629,263, which represented 4.0% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

  As of February 28, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$571,768,239	$586,163,000
7	Affiliated companies.
8	All or a portion of this security is held as collateral for securities lending.
9	7-Day net yield.
10	At February 28, 2010, the cost of investments for federal tax purposes was $6,356,399,342. The net unrealized appreciation of investments for federal tax purposes was $230,380,197. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $248,400,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,020,152.
11	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,036,380,744	$ —	$2,036,380,744
Adjustable Rate Mortgages	—	30,071	—	30,071
Asset-Backed Securities	—	37,264,910	—	37,264,910
Certificate of Deposit	—	90,632	—	90,632
Government Agencies	—	330,732,676	—	330,732,676
Governments/Agencies	—	22,422,575	—	22,422,575
U.S. Treasury	—	783,364,868	—	783,364,868
Mortgage-Backed Securities	—	2,124,076	—	2,124,076
Collateralized Mortgage Obligations	—	212,348,923	—	212,348,923
Municipal	—	10,112,174	—	10,112,174
Equity Securities:
Domestic	—	18,404	—	18,404
Mutual Funds	3,151,889,486	—	—	3,151,889,486
TOTAL SECURITIES	$3,151,889,486	$3,434,890,053	$ —	$6,586,779,539
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
    The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010